Corporate information	12 Months Ended
Dec. 31, 2017
Corporate Information [Abstract]
Corporate information
Corporate information
Aurinia Pharmaceuticals Inc. or the Company is a clinical stage pharmaceutical company with its head office located at #1203-4464 Markham Street, Victoria, British Columbia, V8Z 7X8 where clinical, regulatory and business development functions of the Company are conducted. The Company has its registered office located at #201, 17904-105 Avenue, Edmonton, Alberta, T5S 2H5 where the finance function is performed.
Aurinia Pharmaceuticals Inc. is incorporated pursuant to the Business Corporations Act (Alberta). The Company’s common shares are currently listed and traded on the NASDAQ Global Market (NASDAQ) under the symbol AUPH and on the Toronto Stock Exchange (TSX) under the symbol AUP. The Company’s primary business is the development of a therapeutic drug to treat autoimmune diseases, in particular lupus nephritis (LN).
These consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Aurinia Pharma U.S., Inc. (Delaware incorporated) and Aurinia Pharma Limited (UK incorporated). It's wholly owned subsidiary, Aurinia Pharma Corp. was wound up into the parent company and dissolved on November 30, 2017.